Operating leases - Schedule of Operating Lease Maturity (Details) $ in Thousands	Sep. 30, 2022 USD ($)
Leases [Abstract]
Year 1	$ 45,854
Year 2	33,861
Year 3	23,134
Year 4	18,684
Year 5	15,497
Thereafter	45,708
Total future minimum lease payments	182,738
Lease imputed interest	(14,030)
Total	$ 168,708